Income Taxes - Summary of Components of Unused Tax Losses (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	¥ 51,390	¥ 87,225
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	3,009	30,935
Over 2 years but less than 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	5,209	7,774
Over 3 years but less than 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	10,640	11,426
Over 4 years but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	1,247	17,003
Over 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	¥ 31,283	¥ 20,085